OTHER ASSETS (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Other Assets	$ 8,177,203	$ 9,105,457	$ 18,913,039
Total Other Assets		17,374,997	32,302,547
Other Assets [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Long-Term Security Deposits for Leases	4,817,042	8,177,871
Loans and other Long-Term Deposits	7,808,326	7,568,738	20,501,166
Other Assets	5,593	53,648	1,350,000
Total Other Assets	$ 12,630,961	15,800,257
Long Term Security Deposits for Leases		9,752,611	10,451,381
Total Other Assets		$ 17,374,997	$ 32,302,547